SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Jan. 27, 2021	Jan. 25, 2021
Third Party [Member]
Short-term loan		$ 1,380,000,000,000
Annual interest rate		0.05%
Maturity date		Nov. 04, 2021
YCloud System[Member] | China [Member]
Expenses paid by company	$ 620,000,000,000
Renovation expenses	770,000,000,000
Development cost	$ 1,080,000,000,000